Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 90,987	$ 101,972
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Depreciation	38,781	36,877
Recovery of allowance for credit losses		(1,733)
Non-cash operating lease expenses	48,272	40,937
Change in operating assets and liabilities:
Accounts receivable	(10,833,041)	4,255,536
Prepayments and other assets	(1,214,607)	(44,953)
Accounts payable	7,285,282	(2,393,616)
Income tax payables	56,689	(266,934)
Operating lease liabilities	(20,653)	(42,203)
Accrued expenses and other liabilities	(179,422)	(56,432)
Deferred tax (benefits) expenses		(4,970)
Net cash (used in) provided by operating activities	(4,727,712)	1,624,481
Cash flows from investing activities:
Purchases of property and equipment	(21,551)	(6,353)
Net cash used in investing activities	(21,551)	(6,353)
Cash flows from financing activities:
Proceeds from short-term bank loans	13,804,671	6,820,315
Repayments of short-term bank loans	(14,493,682)	(6,811,526)
Payment of offering costs related to Initial Public Offering (“IPO”)		(185,719)
Proceeds from issuance of ordinary shares related to IPO	8,148,785
Repayment of borrowings from shareholders	(276,131)	(1,846)
Net cash provided by (used in) financing activities	7,183,643	(178,776)
Net increase in cash and restricted cash	2,434,380	1,439,352
Cash and restricted cash, beginning of period	4,324,956	4,064,850
Cash and restricted cash, end of period	6,759,336	5,504,202
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	6,759,336	4,004,202
Restricted cash		1,500,000
Total cash and restricted cash	6,759,336	5,504,202
Supplemental disclosures of cash flow information:
Income tax paid	300,848	284,717
Interest expenses paid	$ 38,871	$ 46,130